May 28, 1998





Dear Shareholder:

We are pleased to present the Bailard Biehl & Kaiser International Equity Fund semi-annual shareholders' report for the six months ended March 31, 1998. In this report we discuss the recent performance of the Fund, the market outlook and the Fund's investment strategy.

Performance and Market Review

Despite volatile market conditions for the six months ending March 31, 1998, we are pleased to report that the Bailard Biehl & Kaiser International Equity Fund has performed well returning 8.87%.(1) This has brought the Fund's return for the year ending March, 1998 to a handsome 24.55%.(1)

In the final quarter of 1997, global stock market volatility increased dramatically. In October, the financial tremors emanating from the dramatic collapse of Asia's "Tiger" currencies and stock markets were felt by investors in the markets of the U.S. and Europe. Most of the world's largest stock markets which, with the notable exception of Japan, had been rising relentlessly throughout 1997 fell by between 5% and 10%.(2) By December, an increasing belief that Asia's financial ills could be contained helped trigger a recovery in the markets outside of the Far East.

Bolstered by evidence of solid economic growth in the U.S., the first three months of 1998 brought a resurgence of investor confidence not just in the developed markets, but even in some of the down-trodden Asian markets, where Korea, Thailand and the Philippines climbed from their absolute lows. This resurgence propelled global stock markets sharply higher in the first quarter of 1998 producing strong double digit returns most notably in Europe. There, Italy and France set the pace with U.S. dollar gains of 36% and 25%2 in their respective markets.

The increased volatility of global stock market returns over the six month period covered by this report caused a shift in our investment strategy toward a value investment style rather than the momentum approach favored during calmer markets. Not surprisingly, by year end most markets in Asia looked relatively attractive on the basis of fundamental value measures such as book-to-price. However, throughout the first quarter of 1998, continued dramatic downward revisions of earnings forecasts, particularly across emerging Asia, led us to pursue "relative value" selectively (e.g. in Latin America and developed Asia). We maintained our overweight positions in most developed and emerging European markets -- where both market momentum and earnings revisions remained in a positive trend -- and cut back (in retrospect prematurely) on the most expensive markets, including the U.K. and Switzerland. Our strategy of overweighting Europe was particularly rewarding. Over the six months ending March 1998, nearly all the developed European markets showed exceptional relative performance.

Over the six months to March 1998, the dollar continued to strengthen especially versus the Japanese yen. During this period, in order to offset the effect of the dollar's strength, we put some modest yen and German mark hedges in place. These contributed positively to the Fund's return.


Europe

The European stock markets held up relatively well as the "Asian Crisis" unfolded in the final quarter of 1997. Direct European exposure to the problems of Asia proved modest in the short run, and the markets were soon focusing on European rather than global issues. Economic growth across Europe continued to improve. Inflation remained well under control. Profit margins in the corporate sector moved higher, suggesting that Europe is catching up on the excellent profits performance of U.S. corporations. European Monetary Union (EMU) moved nearer to final closure, despite the aggravating problem of high unemployment throughout the continent. The financial markets rewarded all of this progress and, in the first few months of 1998, pushed stock prices to new highs across much of Europe. The British government's decision not to join EMU in the initial wave did not prevent U.K. stocks, where approximately 18% of the Fund's assets are invested, from participating in the European market rally. The British market rose by over 15%(2) in the first quarter of 1998.


Japan and Asia

For the stock markets of Japan and Hong Kong, the final quarter of 1997 was an unhappy time. The Japanese equity market declined by nearly 20%(2) in U.S. dollar terms, with 7%(2) of the fall coming from the strength in the dollar versus the yen. The Hong Kong authorities successfully fended off speculative attacks on the Hong Kong dollar. However, the Hong Kong stock market bore the full brunt of the economy's readjustment by sliding 28%.(2) Our investment process, wary of markets showing negative momentum, led us to underweight these markets through the fourth quarter of 1997. In early 1998 the relative valuations for these markets were compelling enough for us to move back to a slight overweight position. Although the stock markets of Japan and Hong Kong have performed better in the early months of 1998, the relative performance has still been disappointing. Emerging Asia's financial and economic difficulties have added to the problems of Japan's banks and exporters. The failure of the Japanese authorities to jump start their economy with permanent (and not temporary) tax cuts has further undermined confidence in an economic recovery for Japan. There is a risk that deflation may slow down consumer spending still more in Japan and, in the absence of permanent tax cuts, postpone once again the long-awaited recovery in the Japanese economy. Prolonged weakness in the Japanese economy will certainly hinder the recovery prospects for Asia's emerging economies.

Emerging Markets

The emerging stock and currency markets of Asia crashed as 1997 turned into 1998. Thailand, Indonesia and Korea lost over 50%2 of their value during the fourth quarter. In the first few days of January this year, further huge declines occurred. Finally, aided by the intervention of the International
Monetary Fund, the situation began to stabilize and improve. With the notable exception of Indonesia, the Asian patients appear to be at least out of the emergency room and into intensive care. Korea and Thailand have experienced huge rebounds in their markets in the first few months of the year. Looking ahead, we expect continued though uneven progress from the emerging Asian economies. As a consequence, these markets are likely to remain volatile. Signs of slower growth in mainland China represent a potential threat to the stability of the region. A devaluation by China would trigger another round of devaluations and market declines across the Asian markets.

Developing markets outside of Asia suffered setbacks because of the threat of contagion. However, some of the emerging markets of Europe held up somewhat better. Greece, where we were slightly overweight, rose by more than 25%2 in the first quarter of 1998 on prospects of joining EMU. Overall, our strategy of diversifying our emerging market holdings through twenty countries in Europe, Asia and Latin America served the Fund well through this turbulent period.


Market Outlook and Investment Strategy

Our strategy has always recognized that investment "style" matters a great deal. Throughout 1997, the Fund benefited from leaning the portfolio towards a momentum style of investing in a relatively calm world. In the final months of 1997 and into the first quarter of 1998, the world markets (and Asian markets in particular) became more volatile. Our research suggests that, when global markets are volatile (reflecting above average levels of investor anxiety), the highest returns over subsequent months are likely to come not from momentum but from the best relative value investments. Consequently, over the early months of 1998, our strategy has been to look for opportunities to tilt the Fund's portfolio towards value markets and stocks.

Although value, momentum and volatility are key components of our disciplined approach to international investing, they are not the only considerations. Forecasts of corporate earnings in many emerging markets are still suffering large negative revisions. Conversely, the still positive upward revisions to analysts' forecasts across Europe indicate that, despite less attractive valuation ratios, the relative strength of Europe may have further to run.

Taking all factors into account and paying due attention to risk control, we are currently overweight in developed Europe, particularly the peripheral markets of Italy, Spain and Portugal, and underweight expensive markets like the U.K., Sweden and Germany. In

Asia, we are overweight Hong Kong and Singapore and underweight the emerging markets, where continuing earnings downgrades make valuations less compelling. In Latin America the largest markets, Brazil and Mexico, are the most attractive.

Most important, the disciplined investment process underlying the management of the Bailard Biehl & Kaiser International Equity Fund continues to perform well in terms of returns, risk and consistency. Turbulent global markets have made the past six months a testing time and yet a rewarding time for investors in the Fund. Shareholders may be interested to know that the Fund received a favorable mention in the March 1998 edition of the magazine "Consumer Reports." We remain confident that our investment process will continue to successfully navigate the future hurdles and opportunities offered by stock markets outside the U.S.

We  appreciate  your  continued   investment  in  the  Bailard  Biehl  &  Kaiser
International Equity Fund. If you have any questions concerning the Fund, please do not hesitate to call us at 800-882-8383.

Sincerely,



/s/ Peter M. Hill                           /s/ Burnice E. Sparks, Jr., CFA
Peter M. Hill                               Burnice E. Sparks, Jr., CFA
Chairman                                    President


-----------------
(1) Average annual total returns for investment periods ended March 31, 1998: 3 months: 15.18%; 6 months: 8.87%; 12 months: 24.55%; 5 years: 12.64% annualized;
10 years: 4.43% annualized. As required by the Securities and Exchange Commission, these figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. These figures also reflect the deduction of an assumed 1% annual investment management fee (0.25% quarterly) payable by clients of Bailard, Biehl & Kaiser through 9/30/93. Actual fees varied during this period. As of 10/1/93, the Fund charged a management fee of 0.95%. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser International Equity Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The performance data quoted represents past performance and is no indication of future results.

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
-------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Equity Securities  (98.8%)

I.         Argentina (0.7%)

           Astra Corp. Argentina                                            20,500  $           38,956
           Banco De Galicia Spns'd. Class B ADR                              2,992              73,304
           Banco Frances Del Rio Plata ADR                                   2,200              66,275
           Comercial Del Plata                                              14,530              18,746
           Elf Aquitane Sp ADR                                               1,800             116,550
           Ledesma SA Agricola Industrial                                   25,257              23,492
           Perez Companc SA Spon ADR                                         5,200              69,794
           Perez Companc SA                                                  5,591              37,857
           Siderar SA A Shares                                                 744               3,646
           Siderca                                                          15,952              42,439
           Telecom Argentina Stet-France Telecom SA ADR                        900              32,231
           Telefon De Argentina ADR                                          2,200              83,738
           Transp. Gas Del Sur. ADR                                          2,500              29,375
           YPF SA ADR                                                       10,500             357,000
                                                                                     ------------------

           Total Argentina                                                                     993,403
                                                                                     ------------------

II.        Australia (1.9%)

           Australia & New Zealand Bank Group Ltd.                         104,500             699,922
           Brambles Industries Ltd.                                          8,500             177,277
           Broken Hill Proprietary Ltd.                                     35,000             358,366
           CSR Ltd.                                                         62,100             216,204
           Coles Myer Ltd.                                                  12,500              62,585
           Foodland Associated                                              10,000              75,135
           Fosters Brewing Group Ltd.                                       25,000              54,544
           Goodman Fielder Ltd.                                             75,000             116,681
           Lend Lease Corp. Ltd.                                            13,200             308,126
           North Limited                                                    75,959             207,030
           QBE Insurance Group Ltd.                                         12,500              54,710
           Southcorp Ltd.                                                   20,000              79,445
           The News Corporation Ltd.                                        43,700             288,927
           Westpac Banking Corp.                                            18,000             120,799
                                                                                     ------------------

           Total Australia                                                                   2,819,751
                                                                                     ------------------

III.       Austria (0.5%)
           Bank Austria                                                      2,000             135,423
           Bau Holdings AG Pfd.                                                750              35,681
           Creditanstalt Bankverein                                          1,300             113,004
           EVN Energ-Versorg                                                   600              88,355
           Flughafen Wien AG                                                   900              40,631
           Mayr-Melnhof Karton AG                                            1,000              69,172
           OMV AG                                                              800             103,112

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
-------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Austria- Continued
           VA Technologie AG                                                   650  $          102,413
           Voest-Alpine Stahl AG                                               900              39,428
           Weinerberger Baustoffindustrie                                      300              61,747
                                                                                     ------------------

                                                                                               788,966
                                                                                     ------------------

IV.        Belgium (1.9%)

           D'Ieteren SA                                                        530             172,267
           Delhaize Le Lion NPV                                              1,400              89,908
           Electrabel NPV                                                    1,450             369,437
           Fortis                                                            2,103             584,320
           Fortis Strip VVPR                                                   133                  14
           Genarale Banque NPV                                                 290             153,552
          *Koramic Building Products                                         1,600             102,752
           Kredietbank NPV                                                     750             403,015
           Petrofina SA NPV                                                    610             220,256
           Tessenderlo Chemie Parts Soc.                                     4,320             259,313
           Tractebel NPV                                                     2,580             271,187
           Tractebel NPV Wts. (Ex. 11/30/99)                                   400                 451
           UCB NPV                                                              20              83,617
           Union Miniere NPV                                                   850              59,266
                                                                                     ------------------

           Total Belgium                                                                     2,769,355
                                                                                     ------------------

V.         Brazil (2.4%)

           Companhia Cervejaria Brahma ADR                                   7,600             117,800
           Companhia Energetica Spon ADR                                     3,000             141,375
           Electrobras Pfd. B ADR                                           18,800             467,650
           Gerdau SA Pfd.                                                2,200,000              41,212
           Iparanga Brasil De Petroleo Pfd.                              5,400,000              76,936
           Itaubanco Pfd. Reg'd.                                           445,000             285,695
           Light Service Electricidade SA                                  170,000              65,037
          *Makro Atacadista SA GDR                                          23,400             298,350
           Petrobras Pfd. Reg.                                             570,000             135,852
           Petrobras Sponsored ADR                                           8,300             197,125
           Siderurgica Nacional                                          7,000,000             207,405
           Telebras Spon. ADR                                               10,200           1,324,087
           Unibanco PN                                                   4,800,000             162,526
                                                                                     ------------------

           Total Brazil                                                                      3,521,050
                                                                                     ------------------

VI.        Canada (4.1%)

           Abitibi Consolidated Inc.                                         7,500             114,703

                      (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
-------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Canada- Continued
           Alcan Aluminum Ltd.                                               4,000  $          125,000
           BCE Inc.                                                          8,000             334,000
           Bank of Nova Scotia                                               8,000             216,292
           Bombardier Inc. Class B                                          14,000             345,041
           Canadian Imperial Bank of Commerce                               19,500             678,726
          *Canadian Natural Resources                                       14,000             290,405
           Cott Corp.                                                       15,000             114,439
           Falconbridge Ltd.                                                 2,500              36,037
           Hudsons Bay Co. Ord.                                              7,500             158,211
           Imasco Ltd.                                                       6,300             252,505
          *Imperial Oil Ltd.                                                 5,000             282,813
           Ipsco Inc.                                                        3,750             121,954
           Maritime Teleg. & Telephone Ltd.                                 11,000             303,590
           Newbridge Networks Corp.                                          9,500             255,313
           Noranda Inc.                                                      6,000             118,553
           Northern Telecom                                                  5,000             323,125
           Power Financial Corp.                                             4,000             153,430
           Quebecor Inc. Class B                                             5,000             103,716
           Royal Bank of Canada                                              8,900             526,622
           Shell Canada Ltd.                                                13,000             228,527
           Telus Corp.                                                       4,500             131,315
           Thomson Corp.                                                    10,000             312,907
           Transcanada Pipelines Ltd.                                       10,000             236,250
          *Wajax Ltd.                                                       11,000             166,298
                                                                                     ------------------

           Total Canada                                                                      5,929,772
                                                                                     ------------------


VII.       Chile (0.1%)
           Compania de Tele de Chile Sp ADR                                  4,500             124,031
                                                                                     ------------------


VIII.      Denmark (1.1%)

           Aarhus Oliefabrik Class A                                         2,700             139,408
           Carlsberg Class B                                                 1,400              91,441
           D/S Svendborg Class B                                                 4             272,348
           Den Danske Bank AF                                                2,200             287,531
           FLS Industries Class B                                            1,500              42,554
           Novo-Nordisk AS B                                                 2,200             374,479
           Teledenmark Class B                                               3,500             317,740
           Tryg Baltica Forsikring                                           1,800             141,525
                                                                                     ------------------
           Total Denmark                                                                     1,667,026
                                                                                     ------------------


IX.        Finland (1.1%)

           Nokia ADR                                                        15,400           1,662,238
                                                                                     ------------------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
-------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
X.         France  (8.2%)

           Air Liquide (L) SA                                                2,525  $          427,907
           Alcatel Alsthom CGE SA                                            6,000           1,126,238
           Axa SA                                                            7,200             741,399
           BIC                                                               2,200             167,525
           CLF Dexia France                                                  3,000             401,882
           Eridania Beghin Say SA                                            2,280             456,305
           Essilor Intl.                                                     1,700             565,491
           Eurafrance                                                          300             148,600
           Generale des Eaux                                                 7,700           1,250,224
           Generale des Eaux Wts. (Ex. 5/02/01)                              3,700               4,150
           France Telecom SA                                                13,000             685,685
           LaFarge SA Rts. (Ex. 4/8/98)                                      8,000              10,459
           LaFarge SA                                                        8,000             680,456
           Michelin "B" Reg'd.                                               5,000             298,506
           Peugeot SA                                                        2,510             432,657
           Promodes                                                          3,000           1,442,417
           Rhone Poulenc SA Series A                                         6,500             330,358
           Soc. Nationale Elf Aquitaine                                     10,880           1,425,884
           Societe Generale Paris                                            4,050             810,543
           Usinor Sacilor                                                   14,500             242,453
           Vallourec Usin Tub                                                3,500             276,798
                                                                                     ------------------

           Total France                                                                     11,925,937
                                                                                     ------------------


XI.        Germany  (8.9%)

           Alliance AG                                                       1,000             300,376
           Allianz AG                                                           29               8,695
           AXA Colonia Konzern AG                                            8,100             987,671
           BASF AG                                                          23,500           1,039,446
           Bayer AG                                                          9,500             432,274
           Commerzbank AG                                                   28,500           1,032,525
           Deutsche Bank AG                                                 15,100           1,132,082
           Deutsche Telekom AG                                              30,000             656,177
           Douglas Holdings AG                                              10,000             372,563
           Industrie Werke Karlsruhe (IWKA) AG                               2,250             492,741
           Mannesmann AG                                                     1,000             723,497
           Porsche AG Non-Voting Preferred                                     300             669,965
           Sap AG Pfd.                                                       2,000             853,273
           Siemens AG Bearer                                                12,000             800,065
           Veba AG                                                          22,800           1,625,533
           Viag AG                                                             900             494,931
           Volkswagen AG Rts. (Ex. 4/7/98)                                   1,650              29,978
           Volkswagen AG                                                     1,650           1,291,913
                                                                                     ------------------

           Total Germany                                                                    12,943,705
                                                                                     ------------------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
-------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
XII.       Greece (0.6%)

          *Alpha Credit Bank                                                 3,250  $          251,540
           Athens Medical Center Reg'd.                                      4,200              69,282
           Attica Enterprises SA                                             3,000              44,562
           Ergo Bank                                                         2,367             169,505
           Goodys SA                                                         2,200              52,286
           Hellenic Bottling Co.                                             1,800              51,786
           Hellenic Telecom Organ.                                           4,500             112,577
          *Proodeftiki                                                       3,900               9,391
           Titan Cement Ord.                                                 1,000              73,050
                                                                                     ------------------

           Total Greece                                                                        833,979
                                                                                     ------------------


XIII.      Hong Kong / China  (3.4%)

           CDL Hotel International Ltd.
           CLP Holdings Ltd.                                                65,000             326,330
           Cheung Kong Holdings Ltd.                                        75,000             532,375
           China Resources Enterprise                                       19,000              38,499
          *China Telecom Ltd.                                              250,000             506,563
           Dao Heng Bank                                                    90,000             265,994
           Gold Peak Ind.                                                  149,000              68,747
           Gold Peak Ind. Wts (Ex.12/31/25)                                 29,800               1,923
           HSBC Holdings Plc.                                               18,000             550,572
           Henderson Land Development Ltd.                                  25,000             126,157
           Hong Kong & China Gas                                                72                 121
           Hong Kong Electric                                              109,000             374,901
           Hong Kong Telecommunications                                    173,000             357,240
          *Huaneng Power Int'l. ADR                                          5,400             126,900
           Hutchison Whampoa                                                71,000             499,400
           JCG Holdings Ltd.                                               600,000             307,809
          *Jiangxi Copper Co.                                              800,000              98,086
           Johnson Electric Holdings                                        40,000             167,262
           Peregrine Investment Wts. (Ex. 5/15/98)                           4,500                   0
           Qingling Motor Companies                                        270,000             125,447
           Shanghai Industrial Holdings Ltd.                                35,000             143,644
           Swire Pacific Ltd. Class A                                       58,000             306,906
           Zhenhai Refining & Chem Co. Ltd. Class H                        330,000             103,281
                                                                                     ------------------

           Total Hong Kong / China                                                           5,028,157
                                                                                     ------------------


XIV.       Hungary (0.8%)

         **Borsodchem Rt. GDR 144A                                           1,850              59,663
          *Danubius Hotel & Spa                                              1,500              39,380
           EGIS Rt.                                                          1,500              80,870
         **Gedeon Richter GDR 144A                                           2,000             209,500
           Graboplast Rt. Reg'd.                                             1,450              59,005
          *Magyar Olay Es. Gazipari                                         10,600             324,999

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Hungary- Continued
           OTP Bank                                                          4,750  $          241,614
         **OTP Bank Ltd. Spons GDR 144A                                      2,000             101,000
           Pick Szeged Rt. Bearer                                              720              44,759
                                                                                     ------------------

           Total Hungary                                                                     1,160,790
                                                                                     ------------------


XV.        India (0.4%)
         **Hindalco Industry GDR 144A                                        4,000              70,000
           India Fund Inc.                                                  42,500             308,125
           India Growth Fund                                                12,000             111,750
         **Ranbaxy GDR 144A                                                  3,400              89,250
                                                                                     ------------------

           Total India                                                                         579,125
                                                                                     ------------------


XVI.       Indonesia  (0.1%)

           Bank Danamon Pt. (Fgn. Reg'd.)                                   33,000               1,526
           Bank International Indonesia (Fgn. Reg'd./ Wts.)                  5,440                  64
           Bank Niaga                                                       29,100               1,850
           Citra Marga Nusaphala Persada                                    70,000               6,676
           Gudang Garam (Fgn. Reg'd.)                                       12,000              16,613
           Indosat ADR                                                       1,500              23,156
           Kalbe Farma (Fgn. Reg'd.)                                        27,000               2,965
           Lippo Bank (Fgn. Reg'd.)                                         14,000               1,497
           Matahari Putra Prima (Fgn. Reg'd.)                               32,000               1,757
           Mayorah Indah (Fgn. Reg'd.)                                      51,000               4,275
           Sampoerna H.M. (Fgn. Reg'd.)                                     10,000               9,075
           Semen Gresik (Fgn. Reg'd.)                                       17,000              12,578
          *Tambang Timah                                                     5,500               4,610
          *Wicaksana Overseas                                               11,760                 578
                                                                                     ------------------

           Total Indonesia                                                                      87,220
                                                                                     ------------------


XVII.      Ireland (0.7%)

           Allied Irish Banks                                               22,500             276,074
           Bank of Ireland                                                   8,000             158,164
           CRH Plc.                                                         13,000             195,368
           DCC Plc.                                                          2,500              22,081
           Greencore Ord.                                                   13,000              73,484
           Irish Life Plc.                                                  16,500             150,664
           Irish Permanent Plc.                                              3,500              46,369
           Smurfit (Jefferson) Plc.                                         25,000              71,677
                                                                                     ------------------

           Total Ireland                                                                       993,881
                                                                                     ------------------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
XVIII.     Israel (0.4%)

           Bank Hapoalim                                                    33,000  $           90,323
          *ECI Telecom                                                       2,300              70,725
          *Formula Systems 1985                                              2,200              89,100
          *Nice Systems Ltd. Sponsored ADR                                   1,500              69,000
           Pec Israel Economic Corp.                                         3,500              80,281
           Tadiran Ltd. Sponsored ADR                                        1,800              75,037
           Teva Pharmaceutical Industry Spon. ADR                            2,900             123,975
                                                                                     ------------------

           Total Israel                                                                        598,441
                                                                                     ------------------


XIX.       Italy  (5.1%)

           Assicurazione Generali                                            5,640             173,879
           Autostrade CEC Pfd. B Shares                                     55,000             255,853
           Banca Popolare di Milano                                         15,000             136,182
           Danieli & Co.                                                    10,000              97,371
           Danieli & Co. Di Risp                                             3,900              22,870
           Edison SpA                                                       11,000              92,596
           ENI SpA                                                         209,000           1,423,964
           Fiat SpA                                                         98,650             411,555
           Fiat SpA di Risp.                                                49,500             130,340
           Istituto Mobiliare Italiano                                      54,000             876,833
           Istituto Nazionale delle Assicurazioni SpA                      314,400           1,019,298
          *Luxottica Group ADR                                               1,100             103,056
           Montedison SpA                                                  225,000             331,404
           Parmalat Finanziaria SpA                                         30,200              64,942
           Pirelli SpA                                                      50,000             191,725
           Telecom Italia SpA Non Conv                                      58,139             356,247
           Telecom Italia Mobile SpA                                       100,000             537,323
           Telecom Italia SpA                                              146,022           1,150,681
                                                                                     ------------------

           Total Italy                                                                       7,376,119
                                                                                     ------------------


XX.        Japan  (10.7%)

           77th Bank                                                        20,000             170,972
           Bank of Tokyo-Mitsubishi                                         40,000             485,921
           Canon Inc.                                                       15,000             338,570
           Canon Sales                                                      40,000             554,910
           Citizen Watch Co.                                                81,000             589,179
           Daiichi Pharmaceutical                                           15,000             190,094
           Fuji Photo Film Co.                                               8,000             297,552
           Hitachi Ltd.                                                     70,000             509,167
           Honda Motor Co.                                                  60,000           2,159,649
           Japan Tobacco Inc.                                                   50             373,439
           Kyocera Corp.                                                    12,000             629,898

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Japan- Continued
           Long Term Credit Bank of Japan                                  140,000  $          243,560
           Makino Milling Machine                                           75,000             509,542
           Matsushita Electric Industrial Ltd.                              35,000             561,659
           Mitsubishi Corporation                                           60,000             490,420
           Mitsubishi Material                                             200,000             383,938
           Mitsubishi Trust & Banking                                       20,000             196,468
           Nippon Tel. and Tel.                                                142           1,181,958
           Promise Co.                                                      18,200             943,062
           Sankyo Co. Ltd.                                                  25,000             693,637
           Sanwa Bank Ltd.                                                  50,000             446,177
           Sony Corp.                                                        7,000             593,154
           Sumitomo Bank                                                    50,000             509,917
           Tohoku Electric Power                                            60,000             899,854
           Tokyo Electric Power                                                 70               1,323
           Tokyo Ohka Kokyo                                                 15,000             371,190
           Uniden Corp.                                                     80,000             767,875
           Uny Ltd.                                                         32,000             523,115
                                                                                     ------------------

           Total Japan                                                                      15,616,200
                                                                                     ------------------


XXI.       Malaysia (0.9%)
           Commerce Asset Holdings Berhad                                  100,000              87,363
           Genting Berhad                                                   60,000             206,044
           Malayan Banking Berhad                                           20,000              76,923
           Petronas Gas Berhad                                              30,000              79,945
           Public Bank Berhad                                              180,000             106,319
           Road Builders                                                    74,000              78,472
           Sime Darby Berhad                                                85,000              95,275
           Telekom Malaysia                                                 75,000             259,615
           Tenaga Nasional                                                  21,000              53,077
           United Engineers                                                 35,000              40,962
           YTL Corp.                                                       107,000             179,313
                                                                                     ------------------

           Total Malaysia                                                                    1,263,308
                                                                                     ------------------


XXII.      Mexico (2.2%)

           Alfa SA de CV Class A                                             6,500              36,704
           Carso Global Telecom                                             19,726              74,685
          *Cemex Spon. ADR                                                  18,200             201,906
           Cifra SA de CV ADR                                               28,916             509,644
           Comercial Mexicana SA de CV                                      21,000              25,640
           Desc. SA de CV SPN ADR                                            1,515              46,586
          *Empaques Ponderosa Ser. B                                        57,800              45,464
          *Empressa La Moderna ADR                                           5,500             109,313
           Femsa B SA de CV Class B                                         16,000             116,271
         **GRP Bancr Sp ADR 144A                                             6,000              72,000
           Grupo Elektra SA de CV Class C GDR                                7,400             113,313

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Mexico- Continued
           Grupo Ind'l. Maseca SA Spon. ADR                                  2,900  $           33,350
       *,**Grupo Televisa GDR 144A                                           5,100             186,788
           Kimberly Clark De Mexico ADR                                      9,500             242,250
          *Nacional De Drogas SA de CV L Shares                             30,000              22,047
           Panamerican Beverages Class A ADR                                 2,000              80,250
          *Sigmab/Sigma Alimentos Class B                                    8,400             129,974
           Sistema Argos B                                                  43,000              52,299
           Telefonos de Mexico ADR                                          18,800           1,059,850
                                                                                     ------------------

           Total Mexico                                                                      3,158,334
                                                                                     ------------------


XXIII.     Netherlands  (6.0%)

           ABN-AMRO Holdings NV                                             27,600             636,811
           Aegon NV                                                          2,600             316,161
          *Baan Co. NV                                                       8,600             411,292
           Fortis Amev NV CV A                                               6,000             354,008
           Getronics NV                                                     13,300             570,993
           ING Groep NV                                                     31,050           1,761,987
           Koninklijke Numico NV                                            19,000             682,640
           OCE - Van Der Grinten NV                                          2,500             359,524
           Royal Dutch Petroleum                                            39,600           2,241,474
          *Samas Groep NV                                                    9,100             534,729
           Van Ommeren NV CVA (Pt'g. Cert.)                                  3,900             164,815
           Verenigd Bezit VNU Haarlem                                       20,000             684,031
                                                                                     ------------------

           Total Netherlands                                                                 8,718,465
                                                                                     ------------------


XXIV.      Norway (1.2%)

           Awilco AS B
           Bergesen                                                          8,200             174,234
          *Bona Shipholding Ltd.                                               167               1,752
           Christiania Bank OG Kreditkasse                                   6,500              27,537
           Den Norske Bank AS                                               50,800             276,512
           Dyno Industrier                                                     800              14,428
           Elkem AS A                                                        2,500              36,069
           Kvaerner Industrier                                               2,800             126,334
           Leif Hoegh & Co.                                                  3,800              66,288
           Norsk Hydro AS                                                    5,400             267,725
           Norske Skogindustier Class A                                      3,000              96,403
           Nycomed ASA                                                       3,801             142,583
           Orkla A/S                                                         1,700             173,919
          *Petroleum Geo Service                                             2,400             140,394
           Saga Petroleum Class A                                            8,600             153,405
           Storebrand                                                        4,500              37,479
                                                                                     ------------------

           Total Norway                                                                      1,735,062
                                                                                     ------------------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
XXV.       Philippines (0.1%)

          *Cosmos Bottling Corp.                                           316,800  $           43,466
          *DMCI Holdings Inc.                                               50,800               4,021
          *Davao Union Cement Corp.                                         37,138               1,901
          *Empire East Land Inc.                                           225,600               5,000
           Far East Bank & Trust                                            16,200              21,372
          *Fortune Cement Corp.                                             46,350               3,791
           Manila Electric Class B                                           5,343              17,481
          *Mondragon Int'l. Philippines Inc.                               120,960               4,277
           Philippine Long Distance Telephone                                3,400              94,644
          *Philippine National Bank                                          1,500               3,681
                                                                                     ------------------

           Total Philippines                                                                   199,634
                                                                                     ------------------


XXVI.      Poland (0.8%)

           Big Bank Gdanski SA                                             430,000             603,968
           Debica SA Class A                                                 1,000              26,064
           Elektrim SA                                                      13,700             170,605
           Mostostal Export SA                                              25,000              65,523
          *Mostostal Zabrze-Holding SA                                       7,000              40,544
          *Okocimskie Zaklady Piwowarskie                                    3,500              28,787
          *Polifarb Cieszyn                                                 14,300              72,815
          *Stalex Port A Shares                                             20,000             154,648
           Zaklady Piwowarski Bearer                                           650              63,061
                                                                                     ------------------

           Total Poland                                                                      1,226,015
                                                                                     ------------------


XXVII.     Portugal (1.4%)

           Banco Commercial Portugues (Fgn. Reg'd.)                         10,250             330,942
           Banco Commercial Portugues Rts. (Ex. 4/20/98)                    10,250              31,788
          *Banco Pinto & Sotto Mayor                                        11,350             281,660
           Cimpor (Cimentos de Portugal) SA                                  5,500             193,812
          *Electric de Portugal Spon ADR                                     5,000             233,750
           Est. Jeronimo Martins Filho                                       3,996             164,359
           Est. Jeronimo Martins Rts. (No expiration)                            1                  51
          *Mundial Confianca                                                 7,500             242,549
           Portugal Telecom SA                                               5,500             288,406
           Somague SGPS                                                     11,970             142,203
          *Telecel Comuni Pes                                                  750             116,423
                                                                                     ------------------

           Total Portugal                                                                    2,025,943
                                                                                     ------------------


XXVIII.    Singapore  (1.1%)

           ACMA Ltd.                                                        20,000              15,480

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Singapore- Continued
          *Creative Technology Ltd.                                          4,500  $           99,195
           Cycle & Carriage Ltd.                                             3,000              13,560
           Development Bank of Singapore (Fgn. Reg'd.)                      32,450             237,096
           Development Bank of Singapore Rts. (Ex. 5/4/98)                   5,900              12,056
          *Elec. & Eltek International ADR                                   7,700              45,815
          *GP (Gold  Peak) Batteries                                        15,000              49,226
           Haw Par Corporation Ltd.                                         18,000              23,071
           IPC Corp. Ltd.                                                  200,000              22,910
           Jardine Strategic ADR                                            16,000              43,840
           Keppel Land Ltd.                                                 60,000              82,848
          *Lindeteves Jacoberg Ltd.                                         54,000              56,508
          *Natsteel Electronics                                             35,000              68,050
           Natsteel Ltd.                                                    15,000              23,313
          *Omni Industries Ltd.                                            155,000              52,786
           Overseas Chinese Bank (Fgn. Reg'd.)                               7,200              40,570
           Singapore Airlines Ltd. (Fgn. Reg'd.)                             8,000              56,966
           Singapore Land                                                   20,000              64,396
           Singapore Press Holdings                                          7,656              87,700
           Singapore Technologies Engineering Ltd.                         150,539             133,295
           Singapore Telecom                                               162,000             284,879
           United Overseas Land Wts. (Ex. 5/28/01)                          10,000               1,889
          *Want Want Holdings ADR                                           42,000              49,560
                                                                                     ------------------

           Total Singapore                                                                   1,565,009
                                                                                     ------------------


XXIX.      South Africa (0.6%)

           Anglo American Gold Corp. of South Africa                         2,500             114,507
           Anglogood Ltd.                                                      600              24,172
           Billiton Plc                                                     28,000              75,015
           De Beers Centenary Link Units                                     4,800             104,592
           First National Bank Hld'g.                                       20,000             275,055
           Liberty Life Association of America                               4,000             134,947
           Sasol Ltd.                                                        6,000              48,581
           South Africa Brews                                                3,500             103,771
           South African Iron & Steel                                       60,000              16,550
                                                                                     ------------------

           Total South Africa                                                                  897,190
                                                                                     ------------------


XXX.       South Korea (0.4%)

          *Daeho Construction                                                5,250              23,388
          *Dongwon Securities                                               11,200              53,372
          *Mirae Corporation                                                22,500              79,116
          *Nhong Shim                                                        2,000              80,866
          *Pusan City Gas                                                    3,010              52,594
          *Samsung Electronics                                               4,920             259,321
                                                                                     ------------------

           Total South Korea                                                                   548,657
                                                                                     ------------------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
XXXI.      Spain  (4.8%)

           Aceralia SA                                                      12,500  $          175,938
           Acerinox SA                                                       1,300             213,362
           Aumar (Fgn. Reg'd.)                                               6,000             126,293
           Autopistas Cesa (Fgn. Reg'd.)                                     9,371             155,174
           Banco de Santander (Fgn. Reg'd.)                                 18,000             896,475
           BCO Bilbao Vizcaya Reg'd.                                        25,000           1,173,455
           Corporation Mapfre Reg'd.                                         5,000             187,243
           Endesa                                                           42,500           1,021,797
           Iberdrola SA                                                     60,000             911,378
           Repsol SA                                                        12,000             612,171
           Tabacalera SA Ser. A (Fgn. Reg'd.)                                1,600             179,550
           Telefonica de Espana SA                                          32,000           1,410,311
                                                                                     ------------------

           Total Spain                                                                       7,063,147
                                                                                     ------------------


XXXII.     Sweden (1.3%)

           Astra AB Series A                                                13,716             283,087
           Electrolux AB Series B                                            2,000             165,114
           Ericsson Telecom Series B                                        13,900             660,704
          *Netcom Systems AB B                                               7,100             206,930
          *Nordbanken                                                       33,600             222,753
           Scania AB Wts. (Ex. 6/4/99)                                       5,100               4,593
           Svenska Handelsbanken Series A                                    5,200             240,665
           Volvo AB Class B Free                                             4,650             148,030
                                                                                     ------------------

           Total Sweden                                                                      1,931,876
                                                                                     ------------------


XXXIII.    Switzerland (7.5%)

           Ciba Geigy AG (Reg'd.)                                            1,400             179,075
           Clariant AG (Reg'd.)                                              1,000           1,079,042
           Credit Suisse Group                                               7,300           1,460,479
           Nestle SA (Reg'd.)                                                  850           1,624,172
           Novartis AG Reg'd.                                                1,750           3,097,081
           Roche Holdings AG (Ptg. Cert.)                                      130           1,407,019
           Swiss Bank Corp. (Reg'd.)                                         2,000             704,493
           Swiss Reinsurance (Reg'd.)                                          340             746,907
           Zurich Insurance (Reg'd.)                                         1,000             580,518
                                                                                     ------------------

           Total Switzerland                                                                10,878,786
                                                                                     ------------------


XXXIV.     Taiwan (0.7%)

          *Acer Inc.                                                        35,000              71,881
           Asia Cement                                                      30,240              33,491

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
           Taiwan- Continued
          *Bank Sinopac                                                     46,872  $           34,084
          *CMC Magnetics Corp.                                              27,500              76,559
           Cathay Construction Co.                                          34,980              35,973
           Cathay Life Insurance                                            33,350             140,028
          *China Development Corp.                                          43,500             131,690
           China Steel                                                      62,700              41,969
          *China Trust Commercial Bank                                     110,400             142,757
           Formosa Plastics Corp.                                           32,700              61,187
          *Inventec Electronics Co.                                          8,800              45,784
          *President Enterprises Corp.                                      37,200              43,576
          *Tuntex Distinct                                                  82,080              40,457
           Yue Loong Motor                                                  39,804              81,141
                                                                                     ------------------

           Total Taiwan                                                                        980,577
                                                                                     ------------------


XXXV.      Thailand (0.4%)

          *Advanced Information Services                                     6,500              50,675
           Bangchak Petroleum                                              150,000              42,038
           Bangkok Bank                                                     58,900             154,566
           Industrial Finance                                              120,400              70,553
           Krung Thai Bank                                                 216,600              68,981
           Shinawatra Comp & Comm Plc.                                       6,900              42,543
           Siam Cement Plc.                                                  3,400              47,123
          *Tipco Asphalt Public Co.                                         76,000             131,669
          *United Communication                                             41,500              37,535
                                                                                     ------------------

           Total Thailand                                                                      645,683
                                                                                     ------------------


XXXVI.     Turkey (0.6%)

           Akbank                                                        1,500,000             109,543
           Brisa Bridgestone Sabanci                                       588,000              29,635
           Cimsa Cimento Sanayi Tickaret As                                770,000              41,976
          *Eczacibasi Ilac                                               1,000,000              39,909
           Eregli Demir Ve Celik                                           520,000              65,253
           Hurriyet Gazette                                              2,612,000              65,554
           Hurriyet Gazette New 98                                       1,632,500              36,941
          *Netas Telekomunik                                               200,000              63,360
           Net Holdings AS                                               2,500,000              53,486
           Turkiye Garanti Bankasi AS                                    2,300,000              90,844
           Vestel Electronik Sanayai                                     1,579,000             123,433
           Yapi Kredi Bank                                               2,600,000              89,856
                                                                                     ------------------

           Total Turkey                                                                        809,790
                                                                                     ------------------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY COUNTRY
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                       Shares            Value
                                                                  -----------------  ------------------
XXXVII.    United Kingdom (15.7%)

           Abbey National                                                   53,500  $        1,032,955
           Anglian Water Plc.                                               31,000             485,369
           Arcadia Group                                                    28,750             221,941
           BAT Industries Ord.                                              55,000             560,430
           BG Plc.                                                          76,411             396,658
           Blue Circle Industries Ord.                                      50,000             307,280
           Brammer Plc.                                                     21,300             228,275
           British Petroleum Ord.                                           80,000           1,151,421
           British Steel Ord.                                              400,000             949,470
           British Telecom. Ord.                                           220,000           2,389,082
           Caledonia Investments Plc                                        50,000             738,477
           Carlton Communications                                           60,000             478,252
           Debenhams Plc                                                    57,500             354,335
           EMAP Publishing Plc.                                             25,000             470,967
           General Accident Ord.                                            34,700             857,077
           General Electric Ord.                                            44,500             351,908
           Glaxo Wellcome Plc.                                              25,000             671,495
           Great Universal Stores Plc.                                      70,000             868,590
           Greene King Plc.                                                 79,400             904,124
           Iceland Group Plc                                                70,000             232,093
           Ladbroke Group Ord.                                             120,000             672,165
           Land Securities                                                  28,800             514,583
           Peninsular & Oriental Steam Navagation Co.                       25,000             371,750
           Royal Bank of Scotland Group Ord.                               150,000           2,325,951
           Royal & Sun Alliance Ins.                                        40,000             509,064
           Smithkline Beecham Ord.                                         143,928           1,813,636
           Taylor Woodrow Ord.                                             150,000             575,208
           Unigate Ord.                                                    110,000           1,335,454
           Viridian Group Plc                                               63,000             550,693
           Viridian Group Plc. Unsrd. LN Stk.                               70,000              55,538
           Zeneca Ord.                                                      13,000             559,250
                                                                                     ------------------

           Total United Kingdom                                                             22,933,491
                                                                                     ------------------


           Total Equity Securities (98.8%)
           (Identified Cost $109,537,041)                                           $      144,000,113
                                                                                     ------------------


           Total Investments  (98.8%)
           (Identified Cost $109,537,041)                                           $      144,000,113

           Other Assets less Liabilities (1.2%)                                              1,775,199
                                                                                     ------------------

           Net Assets  (100.0%)                                                     $      145,775,312
                                                                                     ==================

           --------------------------------------------------------
           *  Non-income producing security
           ** Exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On March 31, 1998, these securities were valued at $788,201, or 0.54% of Net Assets.

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY INDUSTRY
MARCH 31, 1998
UNAUDITED
--------------------------------------------------------------------------------


                                                                   Percent of
Industry                                                           Net Assets
--------                                                           ----------

Aerospace                                                              0.24  %
Air Transportation                                                     0.04
Appliances and Household Products                                      0.64
Automobile                                                             3.80
Banking                                                               18.99
Beverages and Tobacco                                                  1.99
Broadcasting and Publishing                                            1.53
Building Materials & Components                                        1.58
Business Services                                                      3.72
Chemicals                                                              2.65
Construction and Housing                                               0.76
Data Products                                                          0.54
Electrical and Electronics                                             4.16
Electronic Components and Instruments                                  2.36
Energy Sources                                                         5.88
Finance/Financial Services                                             2.59
Food and Housing Products                                              2.90
Health and Personal Care                                               7.66
Industrial Components                                                  0.51
Insurance                                                              5.49
Leisure                                                                0.99
Machinery                                                              1.38
Materials                                                              0.12
Merchandising                                                          3.26
Multi-Industry                                                         1.90
Other Industries                                                       0.67
Paper & Allied Products                                                0.57
Real Estate                                                            1.17
Recreation                                                             0.72
Retail                                                                 0.27
Shipping                                                               0.50
Steel                                                                  1.72
Telecommunications                                                    10.22
Textiles                                                               0.04
Utilities                                                              6.17
Wholesale and International                                            1.05
Other Assets Less Liabilities                                          1.22
                                                                     -------

Net Assets                                                           100.00 %
                                                                     =======

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

Assets

Investments, at value
      (Identified cost $109,537,041)                                                     $ 144,000,113
Cash                                                                                         1,542,245
Receivables:
      Dividend, interest and recoverable foreign taxes receivable       $     368,658
      Fund shares sold                                                        575,000
      Unrealized gain on forward currency contracts (Note 5)                   52,154          995,812
Prepaid expenses                                                                                12,029
                                                                                         -------------

      Total assets                                                                         146,550,199
                                                                                         -------------

Liabilities

Payables:
      Portfolio securities purchased                                            3,478
      Fund shares redeemed                                                    504,700          508,178
Accrued management fees (Note 3)                                        -------------          125,231
Other accrued expenses                                                                         141,478
                                                                                         -------------

      Total liabilities                                                                        774,887
                                                                                         -------------

Net assets (equivalent to $7.21 per share of $.0001 par value capital stock, representing the offering and redemption
      price for 20,210,721 shares outstanding,
      100,000,000 shares authorized)                                                     $ 145,775,312
                                                                                         =============


Net assets consist of:
      Capital paid in                                                                    $ 108,324,116
      Accumulated overdistributed net investment income                                     (1,133,234)
      Accumulated net realized gain on investments
         and foreign currency transactions                                                   4,074,665
      Unrealized appreciation on:
         Investments                                                    $  34,463,072
         Foreign currency                                                      46,693       34,509,765
                                                                        -------------    -------------

                                                                                         $ 145,775,312
                                                                                         =============

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

Investment Income
      Dividends (net of foreign taxes withheld of $85,482)                                $    718,998
      Interest                                                                                  47,525
                                                                                          ------------
                                                                                               766,523

Expenses
      Advisory fees                                                      $    631,323
      Custodian fees                                                          225,664
      Audit and legal fees                                                     32,949
      Transfer agent fees                                                      18,844
      Administrative fees                                                      15,993
      Directors' fees and expenses                                             10,439
      Insurance                                                                 2,937
      Printing fees                                                             1,898
      Registration fees                                                         3,852
      Miscellaneous expenses                                                    8,147
                                                                         ------------
         Total expenses                                                                        952,046
                                                                                          ------------

         Net investment loss                                                                  (185,523)
                                                                                          ------------


Realized and Unrealized Gain
      on Investments and Foreign Currency

      Net realized gain on investments                                                       3,789,319
      Net change in unrealized gain on investments                                           7,658,077
                                                                                          ------------

         Net gain on investments                                                            11,447,396
                                                                                          ------------

      Net realized gain on foreign currency                                                    211,035
      Net change in unrealized loss on foreign currency
         and foreign currency denominated assets and
         liabilities                                                                             7,894
                                                                                          ------------

         Net gain on foreign currency                                                          218,929
                                                                                          ------------

         Net gain on investments and foreign currency                                       11,666,325
                                                                                          ------------
      Net increase in net assets resulting from operations                                $ 11,480,802
                                                                                          ============

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                For the six months
                                                               ended March 31, 1998     For the year ended
Increase (Decrease) in Net Assets                                    Unaudited          September 30, 1997
                                                               --------------------    --------------------
Operations:
      Net investment income                                    $           (185,523)   $            976,335
      Net realized gain on investments                                    3,789,319               3,125,965
      Net unrealized gain (loss) on investments                           7,658,077              20,077,608
      Net realized gain on foreign currency                                 211,035                 960,151
      Net unrealized gain (loss) on foreign currency and
         foreign currency denominated assets and liabilities                  7,894                (108,499)
                                                               --------------------    --------------------

      Net increase resulting from operations                             11,480,802              25,031,560
                                                               --------------------    --------------------

Distributions to shareholders:
      From net investment income                                         (2,726,489)               (953,051)
      From net realized gains                                            (2,787,529)             (6,861,964)
                                                               --------------------    --------------------

      Total distributions                                                (5,514,018)             (7,815,015)
                                                               --------------------    --------------------

Fund share transactions:
      Proceeds from shares sold                                           7,427,834              31,629,863
      Net asset value of shares issued on
         reinvestment of distributions                                    4,451,069               6,244,045
      Cost of shares redeemed                                           (11,290,349)            (16,252,271)
                                                               --------------------    --------------------

      Net increase resulting from Fund share
         transactions                                                       588,554              21,621,637
                                                               --------------------    --------------------

      Net increase                                                        6,555,338              38,838,182


Net Assets
      Beginning of period                                               139,219,974             100,381,792
                                                               --------------------    --------------------
      End of period (including undistributed (overdistributed)
         net investment income of ($1,133,234) and
         $1,778,778, respectively)                             $        145,775,312    $        139,219,974
                                                               ====================    ====================

Number of Fund Shares
      Sold                                                                1,116,960               5,086,504
      Issued on reinvestment of distributions                               712,171               1,067,358
      Redeemed                                                           (1,767,610)             (2,586,268)
                                                               --------------------    --------------------

      Net increase                                                           61,521               3,567,594
                                                               ====================    ====================

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For a share outstanding throughout the period:

                                                  For the six                   For the years ended September 30,
                                                 months ended      -----------------------------------------------------------
                                                March 31, 1998
                                                   Unaudited         1997         1996         1995         1994        1993(1)
                                                   ---------         ----         ----         ----         ----        -------

Net Asset Value, Beginning of Period            $         6.91     $   6.05     $   6.00     $   6.10     $   5.66    $   4.80
                                                --------------     --------     --------     --------     --------    --------
   Income from Investment Operations:

      Net Investment Income (loss)                       (0.01)        0.04(4)      0.05         0.06(2)      0.01        0.07

      Net Realized/Unrealized Gain (Loss) on
          Securities and Foreign Currency                 0.58         1.23         0.37         0.06(3)      0.43        0.79
                                                --------------     --------     --------     --------     --------    --------

      Total from Investment Operations                    0.57         1.27         0.42         0.12         0.44        0.86
                                                --------------     --------     --------     --------     --------    --------

   Less Distributions:

      Net Investment Income                              (0.13)       (0.05)       (0.06)        --           --          --

      Capital Gains                                      (0.14)       (0.36)       (0.31)       (0.22)        --          --
                                                --------------     --------     --------     --------     --------    --------

      Total Distributions                                (0.27)       (0.41)       (0.37)       (0.22)        --          --
                                                --------------     --------     --------     --------     --------    --------

   Net Asset Value, End of Period               $         7.21     $   6.91     $   6.05     $   6.00     $   6.10    $   5.66
                                                ==============     ========     ========     ========     ========    ========

   Total Return                                           8.87%(7)    22.22%        7.33%        2.13%        7.77%      17.92%

   Ratios/Supplemental Data:

      Net Assets, End of Period (000's)         $      145,775     $ 19,220     $100,382     $108,210     $204,788    $182,894


      Ratio of Expenses to Average Net Assets             1.43%(6)     1.44%        1.54%        1.53%        1.39%       0.68%

      Ratio of Net Investment Income to
         Average Net Assets                              -0.28%(6)     0.79%        0.78%        0.97%        0.29%       1.88%

      Portfolio Turnover Rate                               28%          67%         103%         174%         176%        131%

     Average Commission Rate Paid(5)            $       0.0154     $ 0.0150     $ 0.0268         --           --          --

-----------------------------------------------

   (1) Prior to February, 1993, the investment managers of the Fund were Nomura Capital Management, Inc. and certain affiliates (collectively, "Nomura"),
Acadian Asset Management, Inc. ("Acadian"), and, with respect to foreign currency hedging transactions and allocation of Fund assets to the other managers, Bailard, Biehl & Kaiser, Inc. The Fund paid Nomura and Acadian fees at varying rates for their services. Effective February, 1993, Bailard, Biehl & Kaiser, Inc. (the "Advisor") assumed full responsibility for investment management services to the Fund.

On October 1, 1993, the Fund and the Advisor entered into a new Investment Management Agreement pursuant to which the Fund pays management fees to the Advisor. At all times prior to that date, the Advisor directly charged management fees to clients and the Fund paid no fees to the Advisor. If fees directly charged to clients were included as a Fund expense at an assumed 1% annual rate payable quarterly, pro-forma total returns were 16.74% (unaudited) for the year ended September 30, 1993.

   (2) 1995 amounts are computed on the basis of average shares outstanding.

   (3) The amount shown for each share outstanding may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and redemptions of shares in relation to the fluctuating market value of the portfolio.

   (4) Net investment income per share has been computed before adjustments for book/tax differences.

   (5) Represents average commission rate paid per share on purchases and sales of equity securities by the Fund, as computed under SEC rule effective with the Fund's 1996 fiscal year. Prior year rates have not been presented as permitted by the rule.

   (6) Annualized.

   (7) Not annualized.

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------


Note 1 - Summary of Significant Accounting Policies
Bailard, Biehl & Kaiser International Equity Fund (the "Fund") is a non-diversified series of the Bailard, Biehl & Kaiser International Fund Group, Inc. (the "Group"), a Maryland corporation and an open-end management investment company registered under the Investment Company Act of 1940. The following significant accounting policies are followed by the Fund in the preparation of its financial statements and are in conformity with generally accepted accounting principles for investment companies.

Security Valuation
Each listed investment security is valued at the closing price thereof reported by the principal securities exchange on which the issue is traded, or if no sale is reported, the mean of the closing bid and asked prices. Securities which are traded over-the-counter are normally valued at the mean of the closing bid and asked prices quoted by major dealers of such securities, or in the absence of such prices, as determined in good faith by, or under procedures determined by, the Board of Directors of the Fund. Short-term obligations with a maturity of 60 days or less are valued at amortized cost which approximates market.

The Fund's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries in which securities are offered or the issuers conduct their operations. It is the Fund's policy to continuously monitor exposure to these risks.

Foreign Currency
Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

The Fund includes foreign exchange gains and losses from dividends and interest receivable and other foreign-currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts
In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to sell foreign currencies to hedge certain foreign currency denominated assets. All commitments are "marked-to-market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included in unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. It is also the Fund's intention to make distributions in amounts sufficient to avoid

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
Unaudited
--------------------------------------------------------------------------------


imposition of excise tax under the Code. Therefore, no provision is made for Federal income taxes.

Paid in capital, undistributed net investment income and undistributed realized net gain have been adjusted for permanent book-tax differences. Reclassifications between undistributed net investment income and undistributed realized net gain arose principally from differing book and tax treatments for foreign currency transactions.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other
Investment security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date or when the Fund first becomes aware of such dividend. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund uses the identified cost method for determining realized gain or loss on investments. Certain expenses of the Group are allocated between the series of the Group in such manner as the Directors deem appropriate.

Note 2 - Purchases and Sales of Securities
For the six months ended March 31, 1998, purchases and sales of securities, other than short-term investments, aggregated $37,595,633 and $41,872,943, respectively. There were no purchases or sales of U.S. Government obligations.

Note 3 - Management Fee and Other Transactions with Affiliates
The Fund has entered into an Investment Management Agreement with Bailard, Biehl & Kaiser, Inc. (the "Advisor") for investment advisory services, under which the Advisor receives a fee, payable monthly, at the annual rate of 0.95% of the average net assets of the Fund. Advisory fees paid on shares of the Fund are taken into account in the computation of fees payable under individual advisory agreements for advisory clients of the Advisor.

Each outside director is compensated by the Group at the rate of $8,000 per year plus $1,333 for each meeting of the Board of Directors attended and travel expenses incurred in attending such meetings.

Note 4 - Tax Basis Appreciation
Unrealized appreciation (depreciation) at March 31, 1998, based on the cost of securities for federal income tax purposes of $109,537,041, consists of:

             Gross unrealized appreciation                  $ 40,371,645
             Gross unrealized depreciation                    (5,908,573)
                                                              ----------

             Net unrealized appreciation                    $ 34,463,072
                                                              ==========

BAILARD, BIEHL & KAISER
INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
Unaudited
--------------------------------------------------------------------------------


Note 5 - Forward Foreign Currency Contracts
At March 31, 1998 the Fund had entered into forward foreign currency contracts which obligated the Fund to exchange currencies at specified future dates. At the maturity of a forward contract, the Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Fund under the contracts, including contracts which have been offset but remained unsettled, has been netted against the forward value of the currency to be delivered by the Fund and the remaining amount is shown as receivable for forward currency contracts in the financial statements. Open forward foreign currency exchange contracts outstanding at March 31, 1998 were as follows:



 Currency                Currency       Delivery              Unrealized
Receivable              Deliverable       Date       Appreciation/(Depreciation)
----------              -----------       ----       ---------------------------
$2,000,000     BEF        75,620,000    04/22/98                         $14,475
 1,250,000     CHF         1,855,625    04/22/98                          29,371
   567,232     ITL     1,020,450,000    05/26/98                             410
   406,519     DKr         2,800,917    06/03/98                           7,898
                                                                           -----
                                                                         $52,154
                                                                         =======


                                Currency Legend:


       BEF          - Belgian Franc         DKr          - Danish Krona
       CHF          - Swiss Franc           ITL          - Italian Lire

May 28, 1998





Dear Shareholder:

We are pleased to present your March 31, 1997, semi-annual shareholders' report for the Bailard, Biehl & Kaiser International Bond Fund. It includes a review of the Fund's performance and our outlook for the months ahead.


Performance and Market Review

Most international bond markets posted respectable local returns over the six months ending in March. Inflation expectations remained muted as the markets concluded that the slowdown in Asia would further restrain inflation pressures. European Monetary Union (EMU) prospects were generally viewed favorably. This again allowed some of the higher yielding European bond markets to converge with the core countries. Ireland, Italy and Portugal all returned more than 6%(1) in local returns. The possibility of an early EMU-entry for the U.K. contributed to the 7%(1) U.K. local market return as well as a 3.5%(1) rally in the British pound. The dollar rallied against all the other major currencies. These gains greatly reduced the dollar-based returns of foreign bond markets. Our foreign exchange hedging activity --we were slightly more hedged than our benchmark-- allowed us to limit the negative impact of the dollar's rise on the portfolio. We also underweighted Japan, which had the lowest local bond return (2%) and suffered the largest currency loss (9.5%).(1) The sharp losses of many Asian emerging market currencies did not affect the fund's performance. We avoided these currencies for most of the period. In fact, the fund's small (less than 5%) emerging market exposure contributed positively (about 15 basis points) to the overall performance. For the six months ended March 31, 1998, the Bailard, Biehl & Kaiser International Bond Fund returned 1.95%.(2)

Market Outlook

International bond yields have trended lower since late 1994. Yields could continue to decline as European inflation prospects are still very good and there are lingering questions about the scope of the economic recovery in Europe. Moreover, the impact of the Asian crisis on the world economy and inflation has yet to be determined. Still, the risks for bonds are growing. Nominal yields are near historic lows in many countries, real yields are unattractive and the German central bank may eventually raise short-term interest rates in anticipation of EMU. The bleak economic situation in Japan has kept bond yields below 2%. Such low nominal yields continue to make Japanese bonds unattractive relative to other bond markets. We expect to the portfolio to maintain an underweight position in Japanese bonds going forward.

Conclusion

Going forward, we expect moderate international bond returns. Bond yields are low enough that, barring a significant disinflationary Asian impact, it is difficult to project sizable capital gains. Also, the relative yields between countries have narrowed considerably over the past year, leaving less spread opportunity. On the positive side, it is very unlikely that the dollar will continue to erase positive local market returns. There are several factors that may boost the performance of the European currencies. Rising short-term European interest rates, foreign exchange reserve diversification and the as-scheduled start of EMU all have the potential to create a favorable currency environment in Europe. Of course, any depreciation in the dollar would enhance the local market bond returns.

We appreciate the opportunity to manage your international bond investments and look forward to continued success. If you have any questions, please call us at
(800) 882-8383.

Sincerely,



Peter M. Hill                               Burnice E. Sparks, Jr., CFA
Chairman                                    President

------------------
(1) The performance data quoted represents past performance and is no indication of future results.


(2) Average annual total returns for investment periods ended March 31, 1998: 3 months: 1.74%; 6 months: 1.95%; 12 months: 6.21%; 5 years: 3.56% annualized; Since Inception: 5.93% annualized. As required by the Securities and Exchange Commission, these figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. These figures also reflect the deduction of an assumed 1% annual investment management fee (0.25% quarterly) payable by clients of Bailard, Biehl & Kaiser through 9/30/93. Actual fees varied during this period. As of 10/1/93, the Fund charged a management fee of 0.95%. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser International Bond Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                         Par Value          Value
                                                                     ----------------  ---------------
Senior Securities  (93.1%)

Australian Dollar  (3.3%)
       FNMA Mtn.
             6.500% 07/10/02                                    A$        1,400,000    $       960,375

       KFW International Finance Inc.
             9.125%  07/26/05                                   A$        1,000,000            779,226
                                                                                        ---------------

Total Australian Dollar                                                                      1,739,601
                                                                                        ---------------

Belgium Franc  (3.0%)
       Government of Belgium
             8.750%  06/25/02                                  BEF       14,000,000            425,211

       Government of Belgium
             9.000%  03/28/03                                  BEF       36,000,000          1,124,660
                                                                                        ---------------

Total Belgium Franc                                                                          1,549,871
                                                                                        ---------------

British Pound  (13.3%)
       Glaxo Wellcome
             8.750%  12/01/05                              (Pound)          800,000          1,515,983

       Quebec Province
             8.625%  11/04/11                              (Pound)          350,000            670,607

       Republic of Austria
             9.000%  07/22/04                              (Pound)        1,750,000          3,320,474

       Tesco Plc. Mtn.
             7.500%  07/30/07                              (Pound)          300,000            534,979

       United Kingdom Treasury
             9.750%  08/27/02                              (Pound)          500,000            947,953
                                                                                        ---------------

Total British Pound                                                                          6,989,996
                                                                                        ---------------

Canadian Dollar  (8.1%)

       British Columbia
             7.750% 06/16/03                                    C$        1,150,000            895,373

       Government of Canada
             6.500%  06/01/04                                   C$        3,000,000          2,246,771

       KFW International Finance Inc.
             10.000%  03/05/01                                  C$          825,000            648,401

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                         Par Value          Value
                                                                     ----------------  ---------------
       Canada- Continued
       Kingdom of Sweden
             8.000%   05/12/03                                  C$          600,000    $       466,162
                                                                                        ---------------

Total Canadian Dollar                                                                        4,256,707
                                                                                        ---------------

Czech Crown (0.9%)
       Generale Electric Mtn.
            13.500%  10/01/99                                  CZK       16,000,000            457,477
                                                                                        ---------------

Danish Kroner  (3.2%)
       Kingdom of Denmark
             9.000%  11/15/00                                  DKr        3,750,000            590,176

       Kingdom of Denmark
             8.000%  03/15/06                                  DKr        6,400,000          1,080,587
                                                                                        ---------------

Total Danish Kroner                                                                          1,670,763
                                                                                        ---------------

Finnish Markka (0.9%)
       Republic of Finland
             9.500%  03/15/04                                  FIM        2,000,000            443,154
                                                                                        ---------------

French Franc  (11.7%)
       McDonalds
             6.750%  07/24/06                                   FF       10,000,000          1,795,556

       Government of France (O.A.T.)
             7.750%  04/12/00                                   FF        7,700,000          1,328,753

       Government of France (O.A.T.)
             6.750%  10/25/03                                   FF        8,500,000          1,513,602

       Government of France (O.A.T.)
             5.500% 10/25/07                                    FF        9,000,000          1,513,013
                                                                                        ---------------

Total French Franc                                                                           6,150,924
                                                                                        ---------------

German Mark  (15.7%)
       European Investment Bank
             7.500%  11/04/02                                   DM        1,300,000            784,140

       Germany/Deutschland Bundsrepublk
             5.250%  01/04/08                                   DM        2,300,000          1,275,767

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                         Par Value          Value
                                                                     ----------------  ---------------
       German- Continued
       German Federal Republic
             8.375%  05/21/01                                   DM        3,700,000    $     2,234,385

       International Bank for Reconstruction & Development
             5.875%  11/10/03                                   DM        2,000,000          1,142,672

       LKB Baden Wurttemburg
             6.625% 08/20/03                                    DM        1,100,000            646,305

       Republic of Germany
             6.875%  05/12/05                                   DM        3,500,000          2,126,477
                                                                                        ---------------

Total German Mark                                                                            8,209,746
                                                                                        ---------------

Italian Lira  (8.2%)
       American International Group Inc.
             11.700%  12/04/01                                 ITL    3,500,000,000          2,353,621

       Italian Republic
             8.500%  08/01/04                                  ITL    3,000,000,000          1,954,853
                                                                                        ---------------

Total Italian Lira                                                                           4,308,474
                                                                                        ---------------

Japanese Yen  (9.5%)
       Asian Development Bank
             5.625%  02/18/02                                  (Y)      235,000,000          2,063,993

       International Bank For Reconstruction & Development
             4.750%  12/20/04                                  (Y)      113,000,000          1,019,801

       Japan Development Bank
             6.500%  09/20/01                                  (Y)      158,000,000          1,405,182

       Kingdom of Spain
             4.625% 07/22/04                                   (Y)       55,000,000            489,661
                                                                                        ---------------

Total Japanese Yen                                                                           4,978,637
                                                                                        ---------------

Mexican Peso (1.4%)
       Mexican Cetes TBill
            0.000%  08/27/98                                   MXN          650,000            707,850
                                                                                        ---------------

Netherlands Guilder  (4.9%)
       Government of Netherlands
             8.500%  03/15/01                                   NG        1,500,000            801,223

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                         Par Value          Value
                                                                     ----------------  ---------------
       Netherland- Continued
       Government of Netherlands
             7.750%  03/01/05                                   NG        3,150,000    $     1,773,018
                                                                                        ---------------

Total Netherlands Guilder                                                                    2,574,241
                                                                                        ---------------

Philippine Peso  (0.9%)
       International Bank For Reconstruction & Development
            10.250%  04/11/02                                   PP       22,000,000            478,892
                                                                                        ---------------


Spanish Peseta  (3.1%)
       Government of Spain
             7.400%  07/30/99                                   EP       90,000,000            596,867

       Government of Spain
             10.000% 02/28/05                                   EP      125,000,000          1,030,554
                                                                                        ---------------

Total  Spanish Peseta                                                                        1,627,421
                                                                                        ---------------


South African Rand (0.8%)
       Ford Credit
             14.000% 11/13/02                                   ZR        2,000,000            399,861
                                                                                        ---------------


Swedish Krona  (3.3%)
       Kingdom of Sweden
             10.250%  05/05/00                                  SK        2,600,000            358,899

       Kingdom of Sweden
             10.250%  05/05/03                                  SK        8,900,000          1,367,212
                                                                                        ---------------

Total Swedish Krona                                                                          1,726,111
                                                                                        ---------------


Swiss Franc (0.9%)
       Inter-American Development Bank
             7.250% 01/21/02                                    CF          600,000            461,462
                                                                                        ---------------


Total Senior Securities (93.1%)
       (Identified Cost $51,353,875)                                                        48,731,188
                                                                                        ---------------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

                                                                         Par Value          Value
                                                                     ----------------  ---------------

Total Investments  (93.1%)
       (Identified Cost $51,353,875)                                                   $    48,731,188

Other Assets Less Liabilities (6.9%)                                                         3,617,966
                                                                                        ---------------

Net Assets  100.0%                                                                     $    52,349,154
                                                                                        ===============





                                Currency Legend:

      A$         - Australian Dollar          ITL    - Italian Lira
      BEF        - Belgium Franc              (Y)    - Japanese Yen
      (Pound)    - British Pound              MXN    - Mexico Peso
      C$         - Canadian Dollar            NLG    - Netherlands Guilder
      CZK        - Czech Crown                PHP    - Philippine Peso
      DKr        - Danish Kroner              ESP    - Spanish Peseta
      FIM        - Finnish Markka             ZAR    - South Africa Rand
      FF         - French Franc               SEK    - Swedish Krona
      DM         - German Mark                CHF    - Swiss Franc

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

Assets

Investments, at value
      (Identified cost $51,353,875)                                                        $ 48,731,188
Cash                                                                                          2,393,205
Receivables:
      Securities sold                                                      $  1,180,839
      Interest and recoverable foreign taxes receivable                       1,604,101
      Unrealized gain on forward currency contracts open (Note 5)               361,058
      Fund shares sold                                                           55,000       3,200,998
Prepaid expenses                                                                                 15,071
                                                                                           ------------

      Total assets                                                                           54,340,462
                                                                                           ------------

Liabilities

Payable for securities purchased                                                              1,890,532
Accrued management fees (Note 3)                                                                 33,449
Other accrued expenses                                                                           67,327
                                                                                           ------------

      Total liabilities                                                                       1,991,308
                                                                                           ------------

Net assets (equivalent to $7.62 per share,
      representing the offering and redemption
      price for 6,868,518 shares outstanding,
      100,000,000 shares authorized)                                                       $ 52,349,154
                                                                                           ============


Net assets consist of:
      Capital paid in                                                                      $ 70,831,312
      Distribtuions in excess of net investment income                                        (100,921)
      Accumulated net realized loss on investments
         and foreign currency transactions                                                 (16,090,380)
      Unrealized appreciation (depreciation):
         Investments                                                       $ (2,622,687)
         Foreign currency                                                       331,830      (2,290,857)
                                                                           ------------    ------------
                                                                                           $ 52,349,154
                                                                                           ============

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998
Unaudited
--------------------------------------------------------------------------------

Investment Income
      Interest (net of foreign taxes withheld of $6,001)                                    $ 1,564,609

Expenses
      Advisory fees                                                      $   193,598
      Custodian fees                                                          53,799
      Audit and legal fees                                                    33,582
      Transfer agent fees                                                     19,164
      Administrative fees                                                     16,260
      Directors' fees and expenses                                             9,429
      Registration fees                                                        3,514
      Insurance                                                                1,430
      Miscellaneous expenses                                                  10,877
                                                                         -----------
         Total expenses                                                                         341,653
                                                                                            -----------

         Net investment income                                                                1,222,956
                                                                                            -----------


Realized and Unrealized Gain (Loss)
      on Investments and Foreign Currency

      Net realized loss on investments                                                        (332,694)
      Net change in unrealized loss on investments                                          (1,109,805)
                                                                                            ----------

         Net loss on investments                                                            (1,442,499)
                                                                                           -----------

      Net realized loss on foreign currency                                                    (42,770)
      Net change in unrealized  gain on foreign currency
         and foreign currency denominated assets and
         liabilities                                                                           440,725
                                                                                           -----------

         Net gain on foreign currency                                                          397,955
                                                                                           -----------

         Net loss on investments and foreign currency                                       (1,044,544)
                                                                                           -----------
      Net increase in net assets resulting from operations                                 $   178,412
                                                                                           ===========

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the six months
                                                                ended March 31, 1998   For the year ended
Increase (Decrease) in Net Assets                                     Unaudited        September 30, 1997
                                                                --------------------   -------------------
Operations:
      Net investment income                                     $          1,222,956   $         2,382,568
      Net realized loss on investments                                      (332,694)             (126,786)
      Net unrealized loss on investments                                  (1,109,805)           (2,533,114)
      Net realized gain on foreign currency                                  (42,770)            3,827,614
      Net unrealized gain (loss) on foreign currency and
         foreign currency denominated assets and liabilities                 440,725              (562,309)
                                                                --------------------   -------------------

      Net increase resulting from operations                                 178,412             2,987,973
                                                                --------------------   -------------------

Distributions to shareholders:
      From net investment income                                          (1,222,956)           (1,067,736)
      For tax purposes in excess of
         net investment income                                            (2,565,637)           (2,957,718)
                                                                --------------------   -------------------

      Total distributions                                                 (3,788,593)           (4,025,454)
                                                                --------------------   -------------------

Fund share transactions:
      Proceeds from shares sold                                            2,640,306             5,969,520
      Net asset value of shares issued on
         reinvestment of distributions                                     3,428,965             2,919,000
      Cost of shares redeemed                                             (2,012,517)          (21,329,162)
                                                                --------------------   -------------------

      Net increase (decrease) resulting from
         Fund share transactions                                           4,056,754           (12,440,642)
                                                                --------------------   -------------------

      Net increase (decrease)                                                446,573           (13,478,123)


Net Assets
      Beginning of period                                                 51,902,581            65,380,704
                                                                --------------------   -------------------
      End of period (including undistributed (distributions in
         excess of) net investment income of ($100,921) and
         $2,464,716, respectively)                              $         52,349,154   $        51,902,581
                                                                ====================   ===================

Number of Fund Shares
      Sold                                                                   343,444               739,040
      Issued on reinvestment of distributions                                452,621               359,632
      Redeemed                                                              (257,895)           (2,568,863)
                                                                --------------------   -------------------

      Net increase (decrease)                                                538,170            (1,470,191)
                                                                ====================   ===================

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout the period:

                                                 For the six                            Year Ended September 30,
                                                 months ended         ------------------------------------------------------------
                                                March 31, 1998(2)
                                                  Unaudited             1997(2)      1996         1995(2)      1994(2)      1993(1)
                                                --------------        --------     --------     --------     --------     --------

Net Asset Value, Beginning of Period            $         8.20        $   8.38     $   8.78     $   8.02     $  10.85     $  11.29
                                                --------------        --------     --------     --------     --------     --------

   Income from Investment Operations:

      Net Investment Income                               0.33            0.42         0.59         0.47         0.61         0.67

      Net Realized/Unrealized Gain (Loss) on
          Securities and Foreign Currency                (0.18)           0.04         0.16         0.86        (2.39)        0.39
                                                --------------        --------     --------     --------     --------     --------

      Total from Investment Operations                    0.15            0.46         0.75         1.33        (1.78)        1.06
                                                --------------        --------     --------     --------     --------     --------

   Less Distributions:

      Net Investment Income                              (0.33)          (0.17)       (0.45)       (0.45)       (0.26)       (1.08)
      For Tax Purposes in Excess of Book
           Net Investment Income                         (0.40)          (0.47)       (0.70)       (0.12)        --           --
      Capital Gains                                       --              --           --           --          (0.27)       (0.42)
      Return of Capital                                   --              --           --           --          (0.52)        --
                                                --------------        --------     --------     --------     --------     --------

      Total Distributions                                (0.73)          (0.64)       (1.15)       (0.57)       (1.05)       (1.50)
                                                --------------        --------     --------     --------     --------     --------

   Net Asset Value, End of Period               $         7.62        $   8.20     $   8.38     $   8.78     $   8.02     $  10.85
                                                ==============        ========     ========     ========     ========     ========

   Total Return                                           1.95%(4)        5.75%        9.32%       17.33%      (17.90%)      10.65%

   Ratios/Supplemental Data:

      Net Assets, End of Year (000's)           $       52,349        $ 51,903     $ 65,381     $ 64,640     $136,366     $165,484

      Ratio of Expenses to Average Net Assets             1.33%(3)        1.35%        1.22%        1.16%        1.12%        0.42%

      Ratio of Net Investment Income to
         Average Net Assets                               4.75%(3)        4.72%        5.41%        5.66%        5.87%        6.25%

      Portfolio Turnover Rate                               10%             33%          61%         179%         319%         157%

--------------------------------------

(1) On October 1, 1993, the Fund and the Advisor entered into a new Investment Management Agreement pursuant to which the Fund is required to pay certain management fees to the Advisor. Prior to that date, advisory fees were directly charged to clients of Bailard, Biehl & Kaiser, Inc. and the Fund did not pay any management fees. If such directly charged fees were included as Fund expense at an assumed 1% annual rate payable quarterly, pro-forma total return (unaudited) was 9.55% for the year ended September 30, 1993.

(2) Net investment income per share has been computed before adjustments for book/tax differences. "Distributions for Tax Purposes in Excess of Net Investment Income" represent amounts paid from foreign currency gains reclassified to net investment income under the Internal Revenue Code.

(3) Annualized.

(4) Not annualized.
                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------


Note 1 - Summary of Significant Accounting Policies
The Bailard, Biehl & Kaiser International Bond Fund (the "Fund") is a series of the Bailard, Biehl & Kaiser International Fund Group, Inc. (the "Group"), which was organized as a Maryland corporation in June 1990 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following significant accounting policies are followed by the Fund in the preparation of its financial statements and are in conformity with generally accepted accounting principles.

Security Valuation
Investments in securities traded on an exchange or quoted on the over-the-counter market are valued at the last transaction price reported on the principal exchange or market on which the issue is traded, or, if no transaction occurred during the day, at the mean between the current closing bid and asked prices, except U.S. Government obligations which in all cases are stated at the mean between the current closing bid and asked price, as last reported by a pricing service approved by the Board of Directors.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Directors. Short-term investments denominated in U.S. dollars that will mature in 60 days or less are stated at amortized cost; such investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency and translated to U.S. dollars at the current day's exchange rate.

The Fund's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries in which the securities are offered or the issuers conduct their operations. It is the Fund's policy to continuously monitor exposure to these risks.

Foreign Currency
Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

The Fund includes foreign exchange gains and losses from interest receivable and other foreign-currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts
In connection with purchases and sales of securities denominated in a foreign currency the Fund may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to sell foreign currencies to hedge certain foreign currency denominated assets. All commitments are "marked-to-market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the Fund's intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Code. Therefore, no provision is made for Federal income or excise taxes.

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
Unaudited
--------------------------------------------------------------------------------

NOTE 1 - Continued

At March 31, 1998, the Fund had a capital loss carryforward of approximately $16,401,000, which may be carried forward through the fiscal year ending September 30, 2003.

Paid in capital, undistributed net investment income and accumulated net realized loss have been adjusted for permanent book-tax differences. Reclassifications between undistributed net investment income and accumulated net realized loss arose principally from differing book and tax treatments for foreign currency transactions.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other
Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund uses the identified cost method for determining realized gain or loss on investments. Certain expenses of the Group are allocated between the series of the Group in such manner as the Directors deem appropriate.

Note 2 - Purchases and Sales of Securities
For the six months ended march 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $8,455,524 and $4,570,472, respectively. There were no purchases and sales of U.S. Government obligations during the six months ended March 31, 1998.

Note 3 - Management Agreement and Other Transactions with Affiliates
The Fund has entered into an Investment Management Agreement with Bailard, Biehl & Kaiser, Inc. (the "Advisor") for investment advisory services. Under the agreement, the Advisor receives a fee, payable monthly, at the annual rate of 0.75% of the average net assets of the Fund. Advisory fees paid on shares of the Fund owned are taken into account in the computation of fees payable under individual advisory agreements for advisory clients of the Advisor.

Each outside director is compensated by the Group at the total rate of $8,000 per year plus $1,333 for each meeting of the Board of Directors attended and travel expenses incurred for such meetings.

Note 4 - Unrealized Appreciation (Depreciation) on a Tax Basis
Unrealized appreciation (depreciation) on March 31, 1998, based on the cost of securities of $51,353,875 for federal income tax purposes, consists of the following:

                 Gross unrealized appreciation           $  1,375,088
                 Gross unrealized depreciation             (3,997,775)
                                                         ------------

                 Net unrealized depreciation             $ (2,662,687)
                                                         ============

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
Unaudited
--------------------------------------------------------------------------------

Note 5 - Forward Foreign Currency Contracts
At March 31, 1998 the Fund had entered into forward foreign currency contracts which obligated the Fund to exchange currencies at specified future dates. At the maturity of a forward contract, the Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Fund under the contracts, including contracts which have been offset but remained unsettled, has been netted against the forward value of the currency to be delivered by the Fund and the remaining amount is shown as payable for forward currency contracts in the financial statements. Open forward foreign currency exchange contracts outstanding at March 31, 1998 were as follows:

     Currency                           Currency            Delivery               Unrealized
    Receivable                         Deliverable            Date         Appreciation/(Depreciation)
    ----------                         -----------          --------       ---------------------------
     $1,000,000           BEF            37,828,000         04/22/98                           $6,765
      1,000,000            DM             1,833,500         04/22/98                          (15,873)
        488,567           (Y)            60,680,000         05/06/98                           31,070
      1,669,352           (Y)           203,661,000         05/12/98                          132,686
        704,040           ESP           108,709,800         05/19/98                           10,540
      2,079,850           ITL         3,741,650,000         05/26/98                           25,788
        873,354            A$             1,309,377         05/29/98                            3,578
      1,133,487           SEK             9,137,040         05/29/98                          (12,265)
        423,394           FIM             2,320,200         06/03/98                            8,195
        500,000           CHF               737,500         06/10/98                           12,161
      2,400,000            DM             4,377,360         06/10/98                           23,254
      4,288,758            FF            26,208,600         06/10/98                           41,276
        619,711           BEF            23,140,000         06/17/98                           10,265
      2,964,873       (pound)             1,787,145         06/17/98                          (17,693)
      1,517,694           NLG             3,093,060         06/17/98                           26,849
        970,523            DM             1,758,200         06/18/98                           15,450
      2,169,386            C$             3,071,850         06/23/98                            4,742
      1,401,315           DKr             9,730,733         06/23/98                           15,116
      1,000,000            DM             1,838,000         07/01/98                              837
        500,000           (Y)            65,170,000         07/01/98                            4,957
  MYR 1,962,500             $               500,000         05/11/98                           33,360
                                                                                            ---------
                                                                                            $ 361,058
                                                                                            =========

BAILARD, BIEHL & KAISER
INTERNATIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
Unaudited
--------------------------------------------------------------------------------

Note 5 - continued

                                Currency Legend:


   A$         - Australian Dollar           FIM        - Finnish Markka
   BEF        - Belgian Franc               ITL        - Italian Lira
   C$         - Canadian Dollar             MYR        - Malaysian Ringitt
   CHF        - Swiss Franc                 NLG        - Netherlands Guilder
   DKr        - Danish Kroner               (pound)    - British Sterling
   DM         - German Mark                 SEK        - Swedish Krona
   ESP        - Spanish Peseta              (Y)        - Japanese Yen
   FF         - French Franc